Segment Reporting	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting

12.	Segment Reporting

Upon the Company’s acquisitions in the year ended June 30, 2020 and 2021, the Company manages its business and makes its decisions based on segments. The Company classifies its operations into 5 segments: Engineering, Health, Information Technology, Education, and Corporate. The Company evaluates the performance of its segments primarily based on revenues, operating income (loss) and net income (loss). Also included below is a breakout by segment for Inventory, PPE, Goodwill, and Total Assets.

Segment information for the three and six months ended December 31, 2021 and 2020 is as follows:

	Three Months Ended December 31, 2021
	Engineering	Health	Information Technology	Education	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$1,447,780	$4,197,213	$1,149,993	$178,073	$69,270	$(1,595,065)	$5,447,264
Income (loss) from Operations	45,530	2,083,838	162,693	(82,807)	(3,007,287)	(1,045,508)	(1,843,541)
Net income (loss)	$32,255	$2,071,590	$161,934	$(82,807)	$(3,103,594)	$(1,147,016)	$(2,067,638)

	Six Months Ended December 31, 2021
	Engineering	Health	Information Technology	Education	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$1,463,197	$8,039,452	$1,854,537	$457,551	$138,540	$(1,903,660)	$10,049,617
Income (loss) from Operations	(87,270)	4,367,553	21,860	(125,587)	(5,405,048)	(1,526,904)	(2,755,396)
Net income (loss)	$(113,857)	$4,343,049	$19,621	$(125,587)	$(5,595,514)	$(1,572,022)	$(3,044,311)

	Three Months Ended December 31, 2020
	Engineering	Health	Information Technology	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$273,052	$115,864	$433,857	$–	$(367,256)	$455,517
Loss from operations	(425,758)	(199,053)	(93,649)	(973,919)	14,475	(1,677,904)
Net loss	$(400,793)	$(199,053)	$(97,081)	$(833,776)	$(293,817)	$(1,824,520)

	Six Months Ended December 31, 2020
	Engineering	Health	Information Technology	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$860,460	$188,314	$909,665	$–	$(743,529)	$1,214,910
Loss from operations	(179,182)	(320,139)	(14,425)	(1,814,527)	(154,029)	(2,482,302)
Net loss	$(185,462)	$(320,139)	$(14,175)	$(1,561,789)	$(652,296)	$(2,733,861)

Geographic Information

The following table presents revenue by country:

	Six Months Ended
	December 31,
	2021	2020
United States	$8,808,629	$326,776
Europe	150,970	259,828
India	1,090,018	628,306
	$10,049,617	$1,214,910

The following table presents inventories by country:

	December 31,	June 30,
	2021	2021
United States	$766,231	$335,036
Europe	611,264	507,072
	$1,377,495	$842,108

The following table presents property and equipment, net, by country:

	December 31,	June 30,
	2021	2021
United States	$264,890	$221,308
Europe	497,050	256,888
India	13,321	11,706
	$775,261	$489,902